SUPPLEMENT DATED NOVEMBER 26, 2024
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                          SEPARATE ACCOUNT D
                  Platinum Investor Variable Annuity
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This supplement describes a change to investment options available under your contract.

Effective November 1, 2024, Franklin Templeton Investment Management Limited became a sub-advisor of the Putnam VT International Value Fund.








            Please keep this supplement with your prospectus